Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2024	2025
Staloudi - Marilem - Kastrolem	April 2024	September 2025	$40,800	$—
Monagrouli	April 2020	April 2027	16,720	16,720
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	17,750	17,750
Staloudi - Marilem - Kastrolem - Maxdeka - Shikoku - Shikokutessera - Glovertwo	September 2025	August 2030	—	77,613
Shimafive	October 2023	October 2030	22,500	21,000
Shimaseven	January 2024	January 2031	22,875	21,375
Sub Total Term Loan credit facility			$120,645	$154,458
Eptaprohi - Soffive - Marinouki - Pemer - Lofou	December 2022	December 2028	60,000	53,000
Armonikos - Metamou - Vaslem - Stalem	August 2024	August 2029	20,000	5,000
Safe Bulkers	July 2025	July 2030	—	5,000
Safe Bulkers	June 2025	June 2031	—	5,000
Pentakomo - Gloverthree - Gloverseven	June 2023	June 2031	25,000	46,250
Shimanine	September 2025	September 2032	—	7,200
Sub Total Revolving credit facility			$105,000	$121,450
Maxdeka	November 2019	August 2025	10,589	—
Shikoku	November 2019	August 2025	11,138	—
Shikokutessera	November 2019	August 2025	10,972	—
Glovertwo	November 2019	August 2025	10,200	—
Maxtessera	April 2021	October 2026	17,925	14,367
Kyotofriendo One	September 2022	September 2027	18,689	15,632
Pinewood	February 2021	February 2031	16,951	15,079
Shikokuepta	August 2021	August 2031	17,167	15,167
Agros	May 2022	May 2032	21,450	19,703
Yasudyo	September 2023	September 2033	27,251	25,452
Shimaeight	November 2023	November 2033	25,750	23,883
Shimasix	January 2024	January 2034	28,000	26,000
Sub Total Sale and leaseback financing			$216,082	$155,283
Safe Bulkers Participations	February 2022	February 2027	103,864	117,394
Sub Total Bond			$103,864	$117,394
Total			$545,591	$548,585
Current portion of long-term debt			60,799	44,849
Long-term debt			484,792	503,736
Total debt			$545,591	$548,585
Current portion of deferred financing costs			2,608	2,478
Deferred financing costs non-current			6,342	5,964
Total deferred financing costs			$8,950	$8,442
Total debt			$545,591	$548,585
Less: Total deferred financing costs			8,950	8,442
Total debt, net of deferred financing costs			$536,641	$540,143
Less: Current portion of long-term debt, net of current portion of deferred financing costs			58,191	42,371
Long-term debt, net of deferred financing costs, non-current			$478,450	$497,772

Schedule of maturities of long-term debt
The estimated minimum annual principal payments required to be made after December 31, 2025, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2026	$44,849
2027	186,662
2028	84,783
2029	34,995
2030	72,259
2031 and thereafter	125,037
Total	$548,585